Summarized Income Statement Financial Information of Citizens Holding Company (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Other income
Other income	$ 1,554,454		$ 1,399,209		$ 1,324,130
Total non-interest income	7,816,102		7,401,779		7,442,379
Other expense	7,220,876		7,875,192		7,878,439
Income tax benefit	1,769,903		1,650,808		1,317,062
Net income	7,149,860		6,783,999		7,217,847
Citizens Holding Company
Condensed Financial Statements, Captions [Line Items]
Interest income	2,140		3,348		3,264
Other income
Dividends from bank subsidiary	4,332,000	[1]	4,332,000	[1]	4,332,000	[1]
Equity in undistributed earnings of bank subsidiary	2,898,509	[1]	2,603,735	[1]	3,016,877	[1]
Other income					51
Total non-interest income	7,230,509		6,939,083		7,348,928
Other expense	136,317		252,278		236,904
Income before income taxes	7,096,332		6,686,805		7,115,288
Income tax benefit	(53,528)		(97,194)		(102,559)
Net income	$ 7,149,860		$ 6,783,999		$ 7,217,847

[1]	Eliminates in consolidation.